Income Tax (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Enacted tax rates	26.50%	26.50%
Percentage of mexican royalty	7.50%
Special mining royalty	$ (318)	$ (152)
Deferred tax liabilities	929	811
Deferred tax assets	5,145	10,894
Net deferred tax assets	4,216	10,083
Capital losses	8,439	8,252
Loss carryforwards	1,048
Deferred tax liability for unremitted earnings
Unremitted earnings	$ 4,887	$ 5,147
CANADA [Member]
Statement Line Items [Line Items]
Enacted tax rates	26.50%
Percentage of mexican royalty	7.50%
Loss carryforwards subject to expiration	$ 433
Loss carryforwards subject to expiration, description	Of this amount, $433 expires between 2033 and 2037 fiscal years.
Loss carryforwards not subject to expiration	$ 615
MEXICO [Member]
Statement Line Items [Line Items]
Enacted tax rates	30.00%